                      Supplement Dated December 18, 2006
                  to Prospectuses dated MAY 1, 2006 or later

   This supplement is intended for distribution with prospectuses dated May 1, 2006 or later for variable life insurance contracts issued by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles

Medallion Executive Variable Life             Performance Survivorship Variable Universal Life

Medallion Executive Variable Life II          Performance Executive Variable Life

Medallion Executive Variable Life III         Medallion Variable Universal Life Plus

Majestic Variable Universal Life              Medallion Variable Universal Life Edge

Majestic Variable Universal Life 98           Medallion Variable Universal Life Edge II

Variable Master Plan Plus                     VUL Accumulator

Majestic Variable COLI                        EPVUL

Variable Estate Protection                    Accumulation VUL

Majestic Variable Estate Protection           VUL Protector

Majestic Variable Estate Protection 98        SPVL

Variable Estate Protection Plus               Survivorship VUL

Variable Estate Protection Edge               Protection Variable Universal Life

Majestic Performance Survivorship VUL         Corporate VUL

Majestic Performance VUL

   Effective December 18, 2006 UBS Global Asset Management (Americas) Inc. will replace Fidelity Management & Research Company as the sub-adviser for the Strategic Opportunities portfolio.

12-18-06VLI ProdSupp